Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date		rr_ProspectusDate	May 01, 2015
Supplement [Text Block]		lmpet7_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

CLEARBRIDGE DIVIDEND STRATEGY FUND,

DATED MAY 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” in order to disclose a new expense limitation for Class IS shares and a lower expense limitation for Class C, Class FI, Class R and Class I shares of the fund, which took effect as of August 3, 2015. Expense limitations relating to other share classes of the fund remain unchanged.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None	None	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None[2]	5.00	1.00	None	None	None	None	None	N/A
Small account fee[3]	$15	$15	$15	None	None	None	None	None	$15

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Management fees	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71
Distribution and/or service (12b-1) fees	0.25	0.75	1.00	0.25	0.50	1.00	None	None	None
Other expenses	0.20	0.46	0.14	0.27	0.37	0.22[4]	0.11	0.28	0.17
Total annual fund operating expenses	1.16	1.92	1.85	1.23	1.58	1.93	0.82	0.99	0.88
Fees waived and/or expenses reimbursed[5]	—	—	—	(0.03)	(0.18)	—	—	(0.24)	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.16	1.92	1.85	1.20	1.40	1.93	0.82	0.75	0.88

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]
You may buy Class A shares in the amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[3]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[4]	“Other expenses” for Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[5]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 1.20% for Class A shares, 2.20% for Class B shares, 1.95% for Class C shares, 1.20% for Class FI shares, 1.40% for Class R shares, 2.10% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares and total annual fund operating expenses for Class 1 shares will not exceed total annual fund operating expenses for Class A shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	686	922	1,177	1,904
Class B (with redemption at end of period)	695	903	1,137	2,046
Class B (without redemption at end of period)	195	603	1,037	2,046
Class C (with redemption at end of period)	288	582	1,001	2,168
Class C (without redemption at end of period)	188	582	1,001	2,168
Class FI (with or without redemption at end of period)	122	387	672	1,486
Class R (with or without redemption at end of period)	143	481	843	1,863
Class R1 (with or without redemption at end of period)	196	606	1,042	2,254
Class I (with or without redemption at end of period)	84	262	456	1,015
Class IS (with or without redemption at end of period)	77	291	523	1,190
Class 1 (with or without redemption at end of period)	90	281	488	1,084

ClearBridge Dividend Strategy Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		lmpet7_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

CLEARBRIDGE DIVIDEND STRATEGY FUND,

DATED MAY 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” in order to disclose a new expense limitation for Class IS shares and a lower expense limitation for Class C, Class FI, Class R and Class I shares of the fund, which took effect as of August 3, 2015. Expense limitations relating to other share classes of the fund remain unchanged.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None	None	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None[2]	5.00	1.00	None	None	None	None	None	N/A
Small account fee[3]	$15	$15	$15	None	None	None	None	None	$15

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Management fees	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71
Distribution and/or service (12b-1) fees	0.25	0.75	1.00	0.25	0.50	1.00	None	None	None
Other expenses	0.20	0.46	0.14	0.27	0.37	0.22[4]	0.11	0.28	0.17
Total annual fund operating expenses	1.16	1.92	1.85	1.23	1.58	1.93	0.82	0.99	0.88
Fees waived and/or expenses reimbursed[5]	—	—	—	(0.03)	(0.18)	—	—	(0.24)	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.16	1.92	1.85	1.20	1.40	1.93	0.82	0.75	0.88

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]
You may buy Class A shares in the amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[3]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[4]	“Other expenses” for Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[5]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 1.20% for Class A shares, 2.20% for Class B shares, 1.95% for Class C shares, 1.20% for Class FI shares, 1.40% for Class R shares, 2.10% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares and total annual fund operating expenses for Class 1 shares will not exceed total annual fund operating expenses for Class A shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	686	922	1,177	1,904
Class B (with redemption at end of period)	695	903	1,137	2,046
Class B (without redemption at end of period)	195	603	1,037	2,046
Class C (with redemption at end of period)	288	582	1,001	2,168
Class C (without redemption at end of period)	188	582	1,001	2,168
Class FI (with or without redemption at end of period)	122	387	672	1,486
Class R (with or without redemption at end of period)	143	481	843	1,863
Class R1 (with or without redemption at end of period)	196	606	1,042	2,254
Class I (with or without redemption at end of period)	84	262	456	1,015
Class IS (with or without redemption at end of period)	77	291	523	1,190
Class 1 (with or without redemption at end of period)	90	281	488	1,084

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in the amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
			Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
ClearBridge Dividend Strategy Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1],[2]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.16%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.16%
1 year		rr_ExpenseExampleYear01	$ 686
3 years		rr_ExpenseExampleYear03	922
5 years		rr_ExpenseExampleYear05	1,177
10 years		rr_ExpenseExampleYear10	1,904
1 year		rr_ExpenseExampleNoRedemptionYear01	686
3 years		rr_ExpenseExampleNoRedemptionYear03	922
5 years		rr_ExpenseExampleNoRedemptionYear05	1,177
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,904
ClearBridge Dividend Strategy Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses		rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.92%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.92%
1 year		rr_ExpenseExampleYear01	$ 695
3 years		rr_ExpenseExampleYear03	903
5 years		rr_ExpenseExampleYear05	1,137
10 years		rr_ExpenseExampleYear10	2,046
1 year		rr_ExpenseExampleNoRedemptionYear01	195
3 years		rr_ExpenseExampleNoRedemptionYear03	603
5 years		rr_ExpenseExampleNoRedemptionYear05	1,037
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,046
ClearBridge Dividend Strategy Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.85%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.85%
1 year		rr_ExpenseExampleYear01	$ 288
3 years		rr_ExpenseExampleYear03	582
5 years		rr_ExpenseExampleYear05	1,001
10 years		rr_ExpenseExampleYear10	2,168
1 year		rr_ExpenseExampleNoRedemptionYear01	188
3 years		rr_ExpenseExampleNoRedemptionYear03	582
5 years		rr_ExpenseExampleNoRedemptionYear05	1,001
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,168
ClearBridge Dividend Strategy Fund | Class FI
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.23%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.20%
1 year		rr_ExpenseExampleYear01	$ 122
3 years		rr_ExpenseExampleYear03	387
5 years		rr_ExpenseExampleYear05	672
10 years		rr_ExpenseExampleYear10	1,486
1 year		rr_ExpenseExampleNoRedemptionYear01	122
3 years		rr_ExpenseExampleNoRedemptionYear03	387
5 years		rr_ExpenseExampleNoRedemptionYear05	672
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,486
ClearBridge Dividend Strategy Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses		rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.58%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.40%
1 year		rr_ExpenseExampleYear01	$ 143
3 years		rr_ExpenseExampleYear03	481
5 years		rr_ExpenseExampleYear05	843
10 years		rr_ExpenseExampleYear10	1,863
1 year		rr_ExpenseExampleNoRedemptionYear01	143
3 years		rr_ExpenseExampleNoRedemptionYear03	481
5 years		rr_ExpenseExampleNoRedemptionYear05	843
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,863
ClearBridge Dividend Strategy Fund | Class R1
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[5]	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.93%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.93%
1 year		rr_ExpenseExampleYear01	$ 196
3 years		rr_ExpenseExampleYear03	606
5 years		rr_ExpenseExampleYear05	1,042
10 years		rr_ExpenseExampleYear10	2,254
1 year		rr_ExpenseExampleNoRedemptionYear01	196
3 years		rr_ExpenseExampleNoRedemptionYear03	606
5 years		rr_ExpenseExampleNoRedemptionYear05	1,042
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,254
ClearBridge Dividend Strategy Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.82%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.82%
1 year		rr_ExpenseExampleYear01	$ 84
3 years		rr_ExpenseExampleYear03	262
5 years		rr_ExpenseExampleYear05	456
10 years		rr_ExpenseExampleYear10	1,015
1 year		rr_ExpenseExampleNoRedemptionYear01	84
3 years		rr_ExpenseExampleNoRedemptionYear03	262
5 years		rr_ExpenseExampleNoRedemptionYear05	456
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,015
ClearBridge Dividend Strategy Fund | Class IS
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.99%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.75%
1 year		rr_ExpenseExampleYear01	$ 77
3 years		rr_ExpenseExampleYear03	291
5 years		rr_ExpenseExampleYear05	523
10 years		rr_ExpenseExampleYear10	1,190
1 year		rr_ExpenseExampleNoRedemptionYear01	77
3 years		rr_ExpenseExampleNoRedemptionYear03	291
5 years		rr_ExpenseExampleNoRedemptionYear05	523
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,190
ClearBridge Dividend Strategy Fund | Class 1
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	[6]	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1],[6]	rr_MaximumDeferredSalesChargeOverOther
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.88%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.88%
1 year		rr_ExpenseExampleYear01	$ 90
3 years		rr_ExpenseExampleYear03	281
5 years		rr_ExpenseExampleYear05	488
10 years		rr_ExpenseExampleYear10	1,084
1 year		rr_ExpenseExampleNoRedemptionYear01	90
3 years		rr_ExpenseExampleNoRedemptionYear03	281
5 years		rr_ExpenseExampleNoRedemptionYear05	488
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,084

[1]	Maximum deferred sales charge (load) may be reduced over time.
[2]	You may buy Class A shares in the amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 1.20% for Class A shares, 2.20% for Class B shares, 1.95% for Class C shares, 1.20% for Class FI shares, 1.40% for Class R shares, 2.10% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares and total annual fund operating expenses for Class 1 shares will not exceed total annual fund operating expenses for Class A shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.
[5]	“Other expenses” for Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[6]	N/A